Postretirement Benefits	12 Months Ended
Dec. 31, 2011
Postretirement Benefits [Abstract]
Postretirement Benefits

NOTE 16 POSTRETIREMENT BENEFITS

U.S. POSTRETIREMENT BENEFITS

International Paper provides certain retiree health care and life insurance benefits covering certain U.S. salaried and hourly employees. These employees are generally eligible for benefits upon retirement and completion of a specified number of years of creditable service. Excluded from company-provided medical benefits are salaried employees whose age plus years of employment with the Company totaled less than 60 as of January 1, 2004. International Paper does not fund these benefits prior to payment and has the right to modify or terminate certain of these plans in the future.

The components of postretirement benefit expense in 2011, 2010 and 2009, were as follows:

In millions	2011	2010	2009
Service cost	$2	$2	$2
Interest cost	21	23	31
Actuarial loss	9	12	23
Amortization of prior service credits	(25)	(31)	(29)
Net postretirement benefit expense (a)	$7	$6	$27

(a)

Excludes $2.8 million of termination benefits in 2009 related to cost reduction programs and facility rationalizations that were recorded in Restructuring and other charges in the consolidated statement of operations.

International Paper evaluates its actuarial assumptions annually as of December 31 (the measurement date) and considers changes in these long-term factors based upon market conditions and the requirements of employers' accounting for postretirement benefits other than pensions.

The discount rates used to determine net cost for the years ended December 31, 2011, 2010 and 2009 were as follows:

	2011	2010	2009
Discount rate	5.30%	5.40%	5.90%

The weighted average assumptions used to determine the benefit obligation at December 31, 2011 and 2010 were as follows:

	2011	2010
Discount rate	4.80%	5.30%
Health care cost trend rate assumed for next year	8.00%	8.50%
Rate that the cost trend rate gradually declines to	5.00%	5.00%
Year that the rate reaches the rate it is assumed to remain	2017	2017

A 1% increase in the assumed annual health care cost trend rate would have increased the accumulated postretirement benefit obligation at December 31, 2011 by approximately $14 million. A 1% decrease in the annual trend rate would have decreased the accumulated postretirement benefit obligation at December 31, 2011 by approximately $12 million. The effect on net postretirement benefit cost from a 1% increase or decrease would be approximately $1 million.

The plan is only funded in an amount equal to benefits paid. The following table presents the changes in benefit obligation and plan assets for 2011 and 2010:

In millions	2011	2010
Change in projected benefit obligation:
Benefit obligation, January 1	$425	$473
Service cost	2	2
Interest cost	21	23
Participants' contributions	46	48
Actuarial (gain) loss	29	(21)
Benefits paid	(108)	(110)
Less: Federal subsidy	10	10
Benefit obligation, December 31	$425	$425
Change in plan assets:
Fair value of plan assets, January 1	$0	$0
Company contributions	62	62
Participants' contributions	46	48
Benefits paid	(108)	(110)
Fair value of plan assets, December 31	$0	$0
Funded status, December 31	$(425)	$(425)
Amounts recognized in the consolidated balance sheet under ASC 715:
Current liability	$(43)	$(48)
Non-current liability	(382)	(377)
	$(425)	$(425)
Amounts recognized in accumulated other comprehensive income under ASC 715 (pre-tax):
Net actuarial loss	$81	$66
Prior service credit	(35)	(60)
	$46	$6

The non-current portion of the liability is included with the postemployment liability in the accompanying consolidated balance sheet under Postretirement and postemployment benefit obligation.

The components of the $40 million increase in the amounts recognized in OCI during 2011 consisted of:

In millions
Current year actuarial loss	$24
Amortization of actuarial loss	(9)
Amortization of prior service credit	25
$40

The portion of the change in the funded status that was recognized in either net periodic benefit cost or OCI was $47 million, $5 million and $(70) million in 2011, 2010 and 2009, respectively.

The estimated amounts of net loss and prior service credit that will be amortized from OCI into net postretirement benefit cost in 2012 are expected to be $9 million and $(21) million, respectively.

At December 31, 2011, estimated total future postretirement benefit payments, net of participant contributions and estimated future Medicare Part D subsidy receipts, were as follows:

In millions	Benefit Payments	Subsidy Receipts
2012	$55	$11
2013	52	11
2014	49	9
2015	47	9
2016	44	7
2017 – 2021	189	32

NON-U.S. POSTRETIREMENT BENEFITS

In addition to the U.S. plan, certain Canadian, Brazilian and Moroccan employees are eligible for retiree health care and life insurance benefits. Net postretirement benefit cost for our non-U.S. plans was $2 million for 2011, $1 million for 2010 and $3 million for 2009. The benefit obligation for these plans was $23 million in 2011, $24 million in 2010 and $18 million in 2009.